INCOME TAXES - (Benefit) Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Successor [Member]
Current:
Federal	$ (15,232)
State	2,656
Foreign	78
Current income tax (benefit) expense	(12,498)
Deferred:
Federal	4,744
State	(2,749)
Foreign	0
Deferred income tax expense	1,995
Income tax (benefit) expense	(10,503)
Predecessor [Member]
Current:
Federal		3,150	13,816	12,979
State		383	2,042	3,083
Foreign		176	262	263
Current income tax (benefit) expense		3,709	16,120	16,325
Deferred:
Federal		6,842	6,435	2,640
State		833	1,323	141
Foreign		0	(41)	(277)
Deferred income tax expense		7,675	7,717	2,504
Income tax (benefit) expense	$ (10,503)	$ 11,384	$ 23,837	$ 18,829